U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

VIA EDGAR FILING

August 1, 2006

Via EDGAR Transmission

United States Securities and Exchange Commission
Division of Investment Management
100F Street, N.E.
Washington, D.C. 20549

Re: Buffalo Small Cap Fund, Inc.
File Nos. 333-40841 and 811-08509

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Buffalo Small Cap Fund, Inc. (the “Trust”) hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated July 28, 2006, and filed electronically as Post-Effective Amendment No. 11 to the Trust’s Registration Statement on Form N-1A on July 24, 2006.

If you have any questions or require further information, do not hesitate to contact the undersigned at 414-765-5384.

Sincerely yours,

/s/ Rachel A. Spearo
For U.S. Bancorp Fund Services, LLC